RIGHT-OF-USE ASSETS - Summary of group leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 32,467
Impairment loss on right-of-use assets	985	$ (1,046)	$ 0
Ending balance	26,039	32,467
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	99,259	90,939
Additions	49,766	20,868
Derecognition of right-of-use-asset	(405)	(12,636)
Effect of foreign currency exchange differences	(48)	88
Ending balance	125,136	99,259	90,939
Increase (decrease) through transfers, Right-of-use assets	(23,436)
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	65,948	39,627
Derecognition of right-of-use-asset	(405)	(9,603)
Depreciation and amortisation – right-of-use assets	36,565
Effect of foreign currency exchange differences	(31)	54
Ending balance	97,268	65,948	39,627
Increase (decrease) through transfers, Right-of-use assets	(4,809)
Accumulated depreciation [member] | Continue operations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets		35,836
Accumulated depreciation [member] | Discontinued operations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets		34
Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	844
Derecognition of right-of-use-asset		(360)
Impairment loss on right-of-use assets	985		2,250
Reversal of impairment of right to use asset		(1,046)
Ending balance	1,829	844
Office and residential property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	799
Ending balance	791	799
Office and residential property [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,896	2,747
Additions	898	371
Derecognition of right-of-use-asset	(405)	(310)
Effect of foreign currency exchange differences	(48)	88
Ending balance	3,341	2,896	2,747
Increase (decrease) through transfers, Right-of-use assets	0
Office and residential property [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,097	1,381
Derecognition of right-of-use-asset	(405)	(310)
Depreciation and amortisation – right-of-use assets	889
Effect of foreign currency exchange differences	(31)	54
Ending balance	2,550	2,097	1,381
Increase (decrease) through transfers, Right-of-use assets	0
Office and residential property [member] | Accumulated depreciation [member] | Continue operations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets		938
Office and residential property [member] | Accumulated depreciation [member] | Discontinued operations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets		34
Office and residential property [member] | Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Derecognition of right-of-use-asset		0
Impairment loss on right-of-use assets	0		0
Reversal of impairment of right to use asset		0
Ending balance	0	0
Ships [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	31,410
Ending balance	25,080	31,410
Ships [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	95,887	87,918
Additions	48,829	20,254
Derecognition of right-of-use-asset	0	(12,285)
Effect of foreign currency exchange differences	0	0
Ending balance	121,280	95,887	87,918
Increase (decrease) through transfers, Right-of-use assets	(23,436)
Ships [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	63,633	38,104
Derecognition of right-of-use-asset	0	(9,252)
Depreciation and amortisation – right-of-use assets	35,547
Effect of foreign currency exchange differences	0	0
Ending balance	94,371	63,633	38,104
Increase (decrease) through transfers, Right-of-use assets	(4,809)
Ships [member] | Accumulated depreciation [member] | Continue operations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets		34,781
Ships [member] | Accumulated depreciation [member] | Discontinued operations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets		0
Ships [member] | Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	844
Derecognition of right-of-use-asset		(360)
Impairment loss on right-of-use assets	985		2,250
Reversal of impairment of right to use asset		(1,046)
Ending balance	1,829	844
Ship equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	258
Ending balance	168	258
Ship equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	476	274
Additions	39	243
Derecognition of right-of-use-asset	0	(41)
Effect of foreign currency exchange differences	0	0
Ending balance	515	476	274
Increase (decrease) through transfers, Right-of-use assets	0
Ship equipment [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	218	142
Derecognition of right-of-use-asset	0	(41)
Depreciation and amortisation – right-of-use assets	129
Effect of foreign currency exchange differences	0	0
Ending balance	347	218	142
Increase (decrease) through transfers, Right-of-use assets	0
Ship equipment [member] | Accumulated depreciation [member] | Continue operations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets		117
Ship equipment [member] | Accumulated depreciation [member] | Discontinued operations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation and amortisation – right-of-use assets		0
Ship equipment [member] | Impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0
Derecognition of right-of-use-asset		0
Impairment loss on right-of-use assets	0		$ 0
Reversal of impairment of right to use asset		0
Ending balance	$ 0	$ 0